Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	R$ 82,628
Expected credit loss, ending balance	175,188	R$ 82,628
Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	15,960	2
Increase / (Reversal)	20,502	15,958
Stage 1 to Stage 2	(7,214)	0
Stage 1 to Stage 3	(2,197)	0
Stage 2 to Stage 1	225	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	27,276	15,960
Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,453	0
Increase / (Reversal)	(912)	1,453
Stage 1 to Stage 2	7,214	0
Stage 2 to Stage 1	(225)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	7,530	1,453
Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	0
Stage 1 to Stage 3	2,197
Stage 2 to Stage 3	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Expected credit loss, ending balance	2,197	0
Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	17,413	2
Derecognition	0	0
Increase / (Reversal)	19,590	17,411
Expected credit loss, ending balance	37,003	17,413
Financial assets at fair value through other comprehensive income
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,855
Expected credit loss, ending balance	7,527	8,855
Financial assets at fair value through other comprehensive income | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,855
Expected credit loss, ending balance	7,527	8,855
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,855	0
Increase / (Reversal)	(1,328)	8,855
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3		0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	7,527	8,855
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	8,855	0
Derecognition	0	0
Increase / (Reversal)	(1,328)	8,855
Expected credit loss, ending balance	7,527	8,855
Evaluated at amortized cost
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	73,773
Expected credit loss, ending balance	166,647	73,773
Evaluated at amortized cost | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,087
Expected credit loss, ending balance	2,497	1,087
Evaluated at amortized cost | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,087	0
Increase / (Reversal)	1,410	1,087
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	2,497	1,087
Evaluated at amortized cost | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,087	0
Derecognition	0	0
Increase / (Reversal)	1,410	1,087
Expected credit loss, ending balance	2,497	1,087
Evaluated at amortized cost | Securities purchased under agreements to resell
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	370
Expected credit loss, ending balance	2,569	370
Evaluated at amortized cost | Securities purchased under agreements to resell | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	370	0
Increase / (Reversal)	2,199	370
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	2,569	370
Evaluated at amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	370	0
Derecognition	0	0
Increase / (Reversal)	2,199	370
Expected credit loss, ending balance	2,569	370
Evaluated at amortized cost | Loans and credit card operations
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,101
Expected credit loss, ending balance	23,396	7,101
Evaluated at amortized cost | Loans and credit card operations | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	5,648	2
Increase / (Reversal)	17,207	5,646
Stage 1 to Stage 2	(6,926)	0
Stage 1 to Stage 3	(2,197)	0
Stage 2 to Stage 1	225	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	13,957	5,648
Evaluated at amortized cost | Loans and credit card operations | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,453	0
Increase / (Reversal)	(912)	1,453
Stage 1 to Stage 2	6,926	0
Stage 2 to Stage 1	(225)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	7,242	1,453
Evaluated at amortized cost | Loans and credit card operations | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	0
Stage 1 to Stage 3	2,197
Stage 2 to Stage 3	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Expected credit loss, ending balance	2,197	0
Evaluated at amortized cost | Loans and credit card operations | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,101	2
Derecognition	0	0
Increase / (Reversal)	16,295	7,099
Expected credit loss, ending balance	23,396	7,101
On-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	82,628
Expected credit loss, ending balance	174,174	82,628
On-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	15,960	2
Increase / (Reversal)	19,488	15,958
Stage 1 to Stage 2	(6,926)	0
Stage 1 to Stage 3	(2,197)	0
Stage 2 to Stage 1	225	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	26,550	15,960
On-balance exposures | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,453	0
Increase / (Reversal)	(912)	1,453
Stage 1 to Stage 2	6,926	0
Stage 2 to Stage 1	(225)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	7,242	1,453
On-balance exposures | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	0
Stage 1 to Stage 3	2,197
Stage 2 to Stage 3	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Expected credit loss, ending balance	2,197	0
On-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	17,413	2
Derecognition	0	0
Increase / (Reversal)	18,576	17,411
Expected credit loss, ending balance	35,989	17,413
Off-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Expected credit loss, ending balance	1,014	0
Off-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	1,014
Stage 1 to Stage 2	(288)
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Expected credit loss, ending balance	726	0
Off-balance exposures | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	0
Stage 1 to Stage 2	288
Stage 2 to Stage 1	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Expected credit loss, ending balance	288	0
Off-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Derecognition	0
Increase / (Reversal)	1,014
Expected credit loss, ending balance	R$ 1,014	R$ 0